UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: June 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

FORM N-Q

JUNE 30, 2011

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited)	June 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 100.0%
California - 13.6%
ABAG Finance Authority for Nonprofit Corp., CA,
Revenue, Jewish Home San Francisco, LOC-Wells Fargo Bank N.A.	0.020%	11/15/35	$5,300,000	$5,300,000	(a)(b)
Affordable Housing Agency, CA, Multi-Family Revenue, Westridge Hilltop, FNMA, LIQ-FNMA	0.080%	9/15/33	590,000	590,000	(a)(b)
Anaheim, CA, Housing Authority, MFH Revenue, Sea Wind Apartments, LIQ-FNMA	0.090%	7/15/33	300,000	300,000	(a)(b)(c)
California Alternative Energy Source Financing Authority, Cogeneration Revenue, Refunding, GE Capital Corp., Arroyo	0.090%	10/1/20	3,000,000	3,000,000	(a)(b)(c)
California EFA Revenue, Chapman University, LOC-Bank of America N.A.	0.060%	10/1/26	1,925,000	1,925,000	(a)(b)
California Health Facilities Financing Authority, TECP	0.380%	12/6/11	3,500,000	3,500,000
California Infrastructure & Economic Development Bank Revenue, Rand Corp., LOC-Bank of America N.A.	0.050%	4/1/42	100,000	100,000	(a)(b)
California PCFA:
Athens Services Project, LOC-Wells Fargo Bank N.A.	0.130%	5/1/21	100,000	100,000	(a)(b)(c)
Edco Disposal Corp. Project, LOC-Wells Fargo Bank N.A.	0.110%	10/1/29	195,000	195,000	(a)(b)(c)
Exempt Facilities Revenue, Exxon Mobil Project	0.010%	12/1/29	300,000	300,000	(a)(b)(c)
California State, GO:
LOC-Bank of Montreal	0.030%	5/1/33	1,800,000	1,800,000	(a)(b)
LOC-Scotiabank	0.050%	5/1/33	1,900,000	1,900,000	(a)(b)
California Statewide CDA, MFH Revenue:
Avian Glen Apartments Project, LOC-Citibank N.A.	0.150%	8/1/39	805,000	805,000	(a)(b)(c)
David Avenue Apartments, FHLMC, LIQ-FHLMC	0.090%	12/1/42	6,160,000	6,160,000	(a)(b)(c)
Phoenix Terrace Apartments, FNMA, LIQ-FNMA	0.130%	3/15/32	2,500,000	2,500,000	(a)(b)(c)
California Statewide CDA, TECP, Kaiser Permanente	0.380%	2/8/12	500,000	500,000
Los Angeles, CA, MFH Revenue, Louisiana Brea Apartments Project, LOC-Citibank N.A.	0.090%	12/1/30	1,500,000	1,500,000	(a)(b)(c)
Paramount, CA, USD, COP, School Facility Bridge Funding, AGM, SPA-Wachovia Bank N.A.	0.100%	9/1/31	100,000	100,000	(a)(b)
Pasadena, CA, CDC, MFH Revenue, Holly Street Apartments, FNMA-Collateralized	0.090%	12/15/33	600,000	600,000	(a)(b)(c)
San Diego Water Authority, TECP:
LOC-BNP Paribas	0.160%	7/22/11	2,000,000	2,000,000
LOC-BNP Paribas	0.180%	7/22/11	1,000,000	1,000,000
San Jose, CA, MFH Revenue, Villa Monterey Apartments, FNMA, LIQ-FNMA	0.080%	7/15/35	1,400,000	1,400,000	(a)(b)(c)
Turlock, CA, COP, Capital Improvement & Refunding Project, LOC-Societe Generale	0.030%	1/1/31	1,175,000	1,175,000	(a)(b)
Windsor, CA, Multi-Family Revenue, Oakmont Retirement Investors LLC, Fannie Mae, LIQ-Fannie Mae	0.100%	8/1/25	1,000,000	1,000,000	(a)(b)(c)

Total California				37,750,000

Colorado - 8.4%
Colorado Educational & Cultural Facilities Authority
Revenue:
Cole Valley Christian Schools, LOC-U.S. Bank N.A.	0.060%	5/1/32	4,820,000	4,820,000	(a)(b)
National Jewish Federation Bond Program, LOC- Bank of America	0.050%	7/1/29	100,000	100,000	(a)(b)
National Jewish Federation Bond Program, LOC-Bank of America	0.050%	9/1/33	3,080,000	3,080,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - continued
National Jewish Federation Bond Program, LOC-Bank of America	0.050%	2/1/35	$200,000	$200,000	(a)(b)
National Jewish Federation Bond Program, LOC-Bank of America	0.050%	9/1/35	4,500,000	4,500,000	(a)(b)
National Jewish Federation Bond Program, LOC-Bank of America N.A.	0.050%	8/1/27	3,305,000	3,305,000	(a)(b)
National Jewish Federation Bond Program, LOC-JPMorgan Chase	0.050%	7/1/36	100,000	100,000	(a)(b)
National Jewish Federation Bond Program, LOC-U.S. Bank N.A.	0.050%	11/1/37	2,245,000	2,245,000	(a)(b)
Colorado HFA Revenue, Multi-Family, SPA-FHLB	0.120%	4/1/45	3,785,000	3,785,000	(a)(b)(c)
Englewood, CO, MFH Revenue, Marks West
Apartments LLC, LIQ-FHLMC	0.050%	12/1/26	1,050,000	1,050,000	(a)(b)

Total Colorado				23,185,000

Connecticut - 1.8%
Connecticut State HEFA Revenue:
Choate Rosemary Hall, LOC-JPMorgan Chase	0.060%	7/1/37	2,400,000	2,400,000	(a)(b)
Yale University	0.020%	7/1/35	1,700,000	1,700,000	(a)(b)
Yale University	0.020%	7/1/36	600,000	600,000	(a)(b)
Connecticut State HFA, Housing Mortgage Finance
Program, AMBAC, SPA-FHLB	0.090%	11/15/33	400,000	400,000	(a)(b)(c)

Total Connecticut				5,100,000

Florida - 5.5%
Alachua County, FL, HFA Continuing Care, Oak
Hammock University Project, Series A, LOC-Bank of Scotland	0.080%	10/1/32	1,370,000	1,370,000	(a)(b)
Jacksonville Electric Authority, TECP, LOC- Landesbank Hessen-Thuringen	0.150%	7/21/11	10,000,000	9,999,835
Palm Beach County, FL, HFA, MFH Revenue,
Palm Gardens Apartments Project, LOC-Citibank N.A.	0.110%	9/15/44	3,010,000	3,010,000	(a)(b)(c)
Sarasota County, FL, Public Hospital District
Revenue, Sarasota Memorial Hospital, LOC- Northern Trust Co.	0.030%	7/1/37	725,000	725,000	(a)(b)

Total Florida				15,104,835

Georgia - 3.9%
Fulton County, GA, Development Authority
Revenue, Shepherd Center Inc., LOC-FHLB,
SunTrust Bank	0.090%	9/1/35	3,325,000	3,325,000	(a)(b)
Gainesville & Hall County, GA, Development
Authority Revenue, Senior Living Facility, Lanier
Village Estates Inc., Radian, LOC-Bank of America
N.A., SPA-LaSalle Bank N.A.	0.030%	11/15/33	7,600,000	7,600,000	(a)(b)

Total Georgia				10,925,000

Illinois - 6.6%
Chicago, IL, Wastewater Transmission Revenue,
LOC-Harris N.A.	0.040%	1/1/39	9,115,000	9,115,000	(a)(b)
Illinois Finance Authority Revenue:
Central Dupage, LIQ-JPMorgan Chase	0.040%	11/1/38	100,000	100,000	(a)(b)
Loyola Academy, LOC-JPMorgan Chase	0.100%	10/1/37	2,500,000	2,500,000	(a)(b)
OSF Healthcare System, LOC-Wells Fargo Bank N.A.	0.040%	11/15/24	335,000	335,000	(a)(b)
Resurrection Health, LOC-JPMorgan Chase	0.050%	5/15/35	3,750,000	3,750,000	(a)(b)
Riverside Health System, Radian, LOC-JP Morgan Chase	0.080%	11/15/22	2,300,000	2,300,000	(a)(b)
Lombard, IL, Revenue, National University Health
Sciences Project, LOC-JPMorgan Chase	0.100%	6/1/36	170,000	170,000	(a)(b)

Total Illinois				18,270,000

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - 5.1%
Clarksville, IN, Revenue, Retirement Housing
Foundation, LOC-KBC Bank N.V.	0.100%	9/1/17	$3,115,000	$3,115,000	(a)(b)
Indiana State Finance Authority Revenue, Lease
Appropriation, SPA-JPMorgan Chase	0.040%	2/1/37	11,000,000	11,000,000	(a)(b)

Total Indiana				14,115,000

Iowa - 0.2%
Grinnell, IA, Hospital Revenue, Grinnell Medical
Center, LOC-U.S. Bank N.A.	0.070%	12/1/21	520,000	520,000	(a)(b)

Kansas - 1.6%
Prairie Village, KS, Multi-Family Revenue,
Refunding, Corinth Place Apartments Project,
FHLMC, LIQ-FHLMC	0.090%	11/1/30	4,500,000	4,500,000	(a)(b)

Louisiana - 3.3%
East Baton Rouge Parish, LA, PCR, Refunding,
ExxonMobil Project	0.010%	3/1/22	6,000,000	6,000,000
Louisiana PFA Revenue, Tiger Athletic, LOC- Capital One N.A., FHLB	0.090%	9/2/39	3,200,000	3,200,000	(a)(b)

Total Louisiana				9,200,000

Massachusetts - 0.9%
Massachusetts State HEFA Revenue:
Capital Asset Program, LOC-Bank of America	0.080%	7/1/39	115,000	115,000	(a)(b)
Museum of Fine Arts, SPA-Bank of America
N.A.	0.050%	12/1/37	300,000	300,000	(a)(b)
Williams College	0.090%	8/1/14	1,250,000	1,250,000	(a)(b)
Massachusetts State, GO, SPA-Landesbank
Hessen-Thuringen	0.090%	1/1/21	900,000	900,000	(a)(b)

Total Massachusetts				2,565,000

Michigan - 0.8%
Michigan Higher Education Facilities Authority, Ltd.
Obligation University Detroit, LOC-JPMorgan
Chase Bank	0.050%	11/1/36	100,000	100,000	(a)(b)
University of Michigan Revenue, Hospital	0.030%	12/1/37	2,155,000	2,155,000	(a)(b)

Total Michigan				2,255,000

Missouri - 2.5%
Kansas City, MO, IDA Revenue, Ewing Marion
Kauffman	0.080%	4/1/27	1,650,000	1,650,000	(a)(b)
Missouri State HEFA, Educational Facilities
Revenue, St. Louis University, LOC-Bank of
America N.A.	0.030%	10/1/35	1,400,000	1,400,000	(a)(b)
University of Missouri, University Revenues,
System Facilities	0.030%	11/1/31	3,895,000	3,895,000	(a)(b)

Total Missouri				6,945,000

Nevada - 0.4%
Reno, NV, Sales Tax Revenue, Reno Project, LOC- Bank of New York	0.040%	6/1/42	1,070,000	1,070,000	(a)(b)

New Jersey - 0.1%
Rutgers State University, NJ, SPA-Landesbank
Hessen-Thuringen	0.030%	5/1/18	290,000	290,000	(a)(b)

New York - 7.4%
Albany, NY, GO, BAN	2.000%	7/8/11	16,059,670	16,063,397
New York City, NY, GO, SPA-Wells Fargo Bank
N.A.	0.020%	4/1/32	3,500,000	3,500,000	(a)(b)
New York, NY, GO, SPA-Landesbank Hessen- Thuringen	0.080%	8/15/23	800,000	800,000	(a)(b)

Total New York				20,363,397

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - 4.9%
Montgomery County, OH, Revenue, Miami Valley
Hospital, SPA-JPMorgan Chase	0.030%	11/15/45	$6,300,000	$6,300,000	(a)(b)
Ohio Housing Finance Agency, Mortgage Revenue,
Residential Mortgage, GNMA, FNMA, SPA-KBC
Bank N.V.	0.110%	9/1/38	1,725,000	1,725,000	(a)(b)(c)
Ohio State Air Quality Development Authority
Revenue, Ohio Valley Electric Corp., LOC-Bank of
Nova Scotia	0.060%	2/1/26	3,000,000	3,000,000	(a)(b)
Ohio State Housing Finance Agency, Residential
Mortgage Revenue, Mortgage-Backed Securities
Program, LIQ-KBC Bank N.V.	0.100%	9/1/32	2,600,000	2,600,000	(a)(b)

Total Ohio				13,625,000

Oregon - 2.4%
Oregon State Housing & Community Services
Department, Mortgage Revenue, Single-Family
Mortgage Program, SPA-State Street Bank & Trust Co.	0.080%	7/1/35	6,600,000	6,600,000	(a)(b)(c)

Pennsylvania - 6.2%
Geisinger Authority, PA, Health System Revenue,
Geisinger Health System, SPA-PNC Bank N.A.	0.040%	8/1/28	6,000,000	6,000,000	(a)(b)
Geisinger Authority, PA, Health Systems, SPA- Bank of America N.A.	0.020%	5/15/35	1,100,000	1,100,000	(a)(b)
Pennsylvania Economic Development Financing
Authority Revenue, NHS-AVS LLC, LOC- Commerce Bank	0.060%	12/1/38	9,210,000	9,210,000	(a)(b)
Philadelphia, PA, Hospitals & Higher Education
Facilities Authority, Hospital Revenue, Children’s
Hospital Philadephia, SPA-Bank of America N.A.	0.030%	7/1/41	1,000,000	1,000,000	(a)(b)

Total Pennsylvania				17,310,000

Puerto Rico - 0.6%
Commonwealth of Puerto Rico, GO, Public
Improvement, AGM, SPA-JPMorgan Chase	0.090%	7/1/29	1,700,000	1,700,000	(a)(b)

South Carolina - 3.1%
Florence County, SC, Hospital Revenue, McLeod
Regional Medical Center of The Pee Dee Inc.,
LOC-Wells Fargo Bank N.A.	0.080%	11/1/40	5,000,000	5,000,000	(a)(b)
South Carolina, EFA, Private Non-Profit Institutions,
Newberry College, LOC-Branch Banking & Trust	0.100%	6/1/35	3,500,000	3,500,000	(a)(b)

Total South Carolina				8,500,000

Tennessee - 0.5%
Johnson City, TN, Health & Educational Facilities
Board, Hospital Revenue, Mountain States Health
Alliance, LOC-U.S. Bank N.A.	0.070%	7/1/38	1,415,000	1,415,000	(a)(b)

Texas - 7.5%
Austin, TX, Airport Systems Revenue:
AGM, LOC-KBC Bank N.V.	0.100%	11/15/25	4,400,000	4,400,000	(a)(b)(c)
AGM, LOC-Royal Bank of Canada	0.070%	11/15/25	3,925,000	3,925,000	(a)(b)(c)
Harris County, TX, Cultural Education Facilities
Finance Corp. Revenue, Methodist Hospital	0.030%	12/1/27	4,300,000	4,300,000	(a)(b)
Harris County, TX, Health Facilities Development
Corp. Revenue, Methodist Hospital System	0.030%	12/1/41	1,900,000	1,900,000	(a)(b)
Houston, TX, Higher Education Finance Corp.
Revenue, Rice University Project	0.030%	5/15/48	2,000,000	2,000,000	(a)(b)
San Antonio, TX, Electric and Gas, TECP, LOC- State Street Bank & Trust Co. & Bank of America N.A.	0.260%	7/13/11	4,150,000	4,150,000

Total Texas				20,675,000

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Utah - 3.9%
Weber County, UT, Hospital Revenue:
IHC Health Services Inc., SPA-Landesbank
Hessen-Thuringen	0.050%	2/15/31	$800,000	$800,000	(a)(b)
IHC Health Services, SPA-Landesbank Hessen- Thuringen	0.050%	2/15/35	10,000,000	10,000,000	(a)(b)

Total Utah				10,800,000

Vermont - 1.1%
Vermont Educational & Health Buildings Financing
Agency Revenue, Southwestern Vermont Medical
Center, LOC-TD Banknorth N.A.	0.030%	10/1/38	3,165,000	3,165,000	(a)(b)

Virginia - 5.5%
Montgomery County, VA, IDA Revenue, Virginia
Tech Foundation, LOC-Bank of America	0.080%	6/1/35	945,000	945,000	(a)(b)
Norfolk, VA, GO, SPA-Lloyds TSB Bank PLC	0.080%	8/1/37	7,640,000	7,640,000	(a)(b)
Roanoke, VA, IDA, Hospital Revenue, Carilion
Health Systems, AGM, SPA-Wells Fargo Bank N.A.	0.030%	7/1/36	4,000,000	4,000,000	(a)(b)
Virginia College Building Authority, VA, Various
Shenandoah University Projects, LOC-Branch
Banking & Trust	0.060%	11/1/36	2,645,000	2,645,000	(a)(b)

Total Virginia				15,230,000

Washington - 0.4%
Washington State HFC, Non-Profit Housing
Revenue, Panorama City Project, LOC-Wells Fargo
Bank N.A.	0.100%	1/1/27	1,200,000	1,200,000	(a)(b)

Wisconsin - 0.1%
Wisconsin State HEFA Revenue, Aspirus Wausau
Hospital Inc., LOC-JPMorgan Chase	0.060%	8/15/36	300,000	300,000	(a)(b)

Wyoming - 1.7%
Sweetwater County, WY, PCR, Refunding,
Pacificorp Project, LOC-Barclays Bank PLC	0.040%	1/1/14	4,600,000	4,600,000	(a)(b)

TOTAL INVESTMENTS - 100.0% (Cost - $277,278,232#)				277,278,232
Other Assets in Excess of Liabilities - 0.0%				83,548

TOTAL NET ASSETS - 100.0%				$277,361,780

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
CDC	— Community Development Commission
COP	— Certificates of Participation
EFA	— Educational Facilities Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
LIQ	— Liquidity Facility

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2011

LOC	— Letter of Credit
MFH	— Multi-Family Housing
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
Radian	— Radian Asset Assurance - Insured Bonds
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TECP	— Tax Exempt Commercial Paper
USD	— Unified School District

Summary of Investments by Sector †

Health Care	24.9%
Education	16.0
General Obligation	12.4
Housing: Multi-Family	10.9
Pollution Control	5.0
Housing: Single Family	4.5
Finance	4.0
Water & Sewer	3.7
Industrial Revenue	3.7
Electric Utilities	3.6
Public Facilities	3.1
Transportation	3.0
Utilities	2.6
State General Obligation	1.1
Miscellaneous	1.0
Tax Allocation	0.4
Solid Waste/Resource Recovery	0.1

100.0%

†	As a percentage of total investments. Please note that Fund holdings are as of June 30, 2011 and are subject to change.

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**
A-1	70.7%
VMIG 1	23.4
F-1	0.1
NR	5.8

100.0%

*	As a percentage of total investments.

**	S&P primary rating; Moody’s secondary then Fitch . The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

See pages 7 through 11 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings

The definitions of the applicable rating symbols are set forth below:

Long-Term Security Ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated “CC” is currently highly vulnerable to nonpayment.

C — The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of an obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

Aa — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Bond Ratings (continued)

Long-Term Security Ratings (unaudited) (cont’d)

Baa — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

B — Obligations rated “B” are considered speculative and are subject to high credit risk.

Bond Ratings (continued)

Long-Term Security Ratings (unaudited) (cont’d)

Caa — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Ca — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.

C — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB — Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB — Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B — Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC — Default is a real possibility.

CC — Default of some kind appears probable.

C — Default is imminent or inevitable, or the issuer is in standstill.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1 — A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 — A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 — A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issues Credit Ratings

A-1 — A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

Bond Ratings (continued)

Short-Term Security Ratings (unaudited) (cont’d)

A-2 — A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 — A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B — A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1 — Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2 — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3 — This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1 — Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 — This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.

MIG 3 — This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligations Ratings

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.

P-2 — Have a strong ability to repay short-term debt obligations.

P-3 — Have an acceptable ability to repay short-term debt obligations.

NP — Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligations Ratings

F1 — Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

Bond Ratings (continued)

Short-Term Security Ratings (unaudited) (cont’d)

F2 — Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.

F3 — Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Municipal Money Market Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

On July 14, 2010, the Board of Trustees of the Fund has approved a plan to liquidate and terminate the Fund. The plan of liquidation provides that the Fund will cease its business, liquidate its assets and distribute its liquidation proceeds to all shareholders of record of the Fund. Final liquidation of the Fund will occur no later than June 30, 2012 and will be coordinated to coincide with the launch of alternate investment products for cash sweep clients and customers of Morgan Stanley Smith Barney, for which the Fund currently serves as a sweep vehicle.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$277,278,232	—	$277,278,232

†	See Schedule of Investments for additional detailed categorizations.

(b) Credit and Market Risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

Notes to Schedule of Investments (unaudited) (continued)

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended June 30, 2011, the Fund did not invest in derivative instruments and does not have any intention to do so in the future.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: August 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: August 25, 2011

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: August 25, 2011